Concentrations	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 3 - Concentrations

Initial sales are concentrated with one client. Sales are made without collateral and the credit-related losses are insignificant or non-existent. Accordingly, there is no provision made to include an allowance for doubtful accounts.